Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Item
Commitments And Contingencies Textual [Abstract]
Aggregate maximum amount of residual values guaranteed		$ 7,000,000
Average life of the residual value guarantees under the lease portfolio		1 year 9 months 18 days	1 year 8 months 12 days
Guarantee of repayment of borrowings		7,000,000	7,000,000
Outstanding borrowings		0
Rent expenses			15,000,000	15,000,000	15,000,000
Minimum capital spending			3,600,000,000
Period committed for minimum capital spending			5 years
Estimated residual recoveries			62,000,000
Outstanding borrowings			4,000,000
Postage stamp price			100.00%
Number of additional issue						2
Mitigated transmission deficit position			8,000,000
Payment for settlement issue			9,000,000
Settlement payment through TCRF billings			9,000,000
TCOS revenue request by CPSB	22,000,000
Period of filing	16 months
Amount responsible by Oncor	$ 11,000,000